Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2065 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Freedom 2065 Fund - Class K6
Bar Chart Table:
Annual Return 2020	18.33%
Annual Return 2021	16.75%
Annual Return 2022	(18.04%)